Financial Instrument Risk Management - Mortgages and Loans by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Carrying value	$ 162,948	$ 157,035	$ 174,499
Mortgages
Disclosure of external credit grades [line items]
Carrying value	14,145	14,421
Mortgages | Credit risk
Disclosure of external credit grades [line items]
Carrying value		14,421
Mortgages | Credit risk | Insured
Disclosure of external credit grades [line items]
Carrying value		4,035
Mortgages | Credit risk | AAA
Disclosure of external credit grades [line items]
Carrying value		0
Mortgages | Credit risk | AA
Disclosure of external credit grades [line items]
Carrying value		1,665
Mortgages | Credit risk | A
Disclosure of external credit grades [line items]
Carrying value		5,483
Mortgages | Credit risk | BBB
Disclosure of external credit grades [line items]
Carrying value		2,686
Mortgages | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Carrying value		538
Mortgages | Credit risk | Impaired
Disclosure of external credit grades [line items]
Carrying value		14
Loans
Disclosure of external credit grades [line items]
Carrying value	$ 40,455	36,832
Loans | Credit risk
Disclosure of external credit grades [line items]
Carrying value		36,832
Loans | Credit risk | AAA
Disclosure of external credit grades [line items]
Carrying value		285
Loans | Credit risk | AA
Disclosure of external credit grades [line items]
Carrying value		5,101
Loans | Credit risk | A
Disclosure of external credit grades [line items]
Carrying value		15,257
Loans | Credit risk | BBB
Disclosure of external credit grades [line items]
Carrying value		14,284
Loans | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Carrying value		1,872
Loans | Credit risk | Impaired
Disclosure of external credit grades [line items]
Carrying value		$ 33